[LOGO OF VANTAGE INVESTMENT ADVISORS]












                                                   Lincoln National
                                                   Social Awareness Fund, Inc.
                                                   Annual Report
                                                   December 31, 1999

Lincoln National Social Awareness Fund, Inc.


Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Social Awareness Fund, Inc.


Managed by:    [LOGO OF VANTAGE INVESTMENT ADVISORS]


Stocks continued their bull run in 1999 with major stock indices performing well, led by the technology-heavy NASDAQ. During the year, investors clearly rewarded companies with growth prospects, regardless of their current price with respect to earnings, or other fundamental measures of value. The Social Awareness Fund seeks out attractively priced companies with above average earnings growth that meet the Fund's standards for social responsibility. The market's focus on growth at any price rather than growth at a reasonable price created a challenge for the Fund, which returned 15.4% for the year, lagging the S&P 500's* gain of 21.1%.

There are certain industry exposures created by the social screens that had a mixed effect on portfolio returns. On the one hand, the Fund has a significant exposure to technology stocks, which helped returns. On the other hand, the Fund is heavily invested in financial companies that have been struggling in the face of rising interest rates. Over the long-term, the Fund has delivered superior returns, and is well positioned to help investors achieve their financial objectives in a manner consistent with social principles.

Enrique Chang     Christopher Harvey


Growth of $10,000 invested 1/1/90 through 12/31/99

                          1/1/90   12/31/99
Social Awareness Fund    $10,000    $54,260
S&P 500 Index            $10,000    $70,078


This chart illustrates, hypothetically, that $10,000 was invested in the Social Awareness Fund on 1/1/90. As the chart shows, by December 31, 1999, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $54,260. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $70,087. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.


Average annual return         Ended
on investments                12/31/99
------------------------------------------
One Year                      +15.44%
------------------------------------------
Five Years                    +28.51%
------------------------------------------
Ten Years                     +18.43%
------------------------------------------




* Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.


                            Social Awareness Fund 1

Lincoln National
Social Awareness Fund, Inc.

Statement of Net Assets
December 31, 1999

Investments:

                                                       Number       Market
Common Stock:                                          of Shares    Value
------------------------------------------------------------------------------
Automobiles & Auto Parts: 0.1%
------------------------------------------------------------------------------
PACCAR                                                   51,200     $2,267,200
------------------------------------------------------------------------------

Banking, Finance & Insurance: 19.8%
------------------------------------------------------------------------------
Allmerica Financial                                       52,500     2,920,313
Allstate                                                 417,868    10,028,832
Ambac Financial Group                                    109,500     5,714,531
American Express *                                        81,600    13,566,000
American International Group                             296,875    32,099,609
AmSouth Bancorporation                                   835,287    16,131,480
Bank One                                                 173,843     5,573,841
BB&T                                                     222,100     6,079,988
Chase Manhattan                                          349,500    27,151,781
Cigna                                                     61,800     4,978,763
Citigroup                                                664,898    36,943,395
City National                                            329,500    10,852,906
Comerica                                                 272,700    12,731,681
Conseco                                                  388,200     6,939,075
Edwards (A.G.)                                           420,250    13,474,266
Federal National Mortgage                                276,500    17,263,969
FIRSTPLUS Financial Group *                              661,600        46,312
First Union                                              474,100    15,556,406
Marsh & McLennan                                         215,950    20,663,716
Mellon Financial                                         136,200     4,639,313
Merrill Lynch & Company                                   53,200     4,442,200
Metris                                                   147,714     5,271,543
MGIC Investment                                           65,600     3,948,300
Morgan (J.P.)                                             67,400     8,534,525
Morgan Stanley Dean Witter                               207,500    29,620,625
National City                                            486,120    11,514,968
Paine Webber Group                                       428,750    16,640,859
PMI Group                                                147,600     7,204,725
PNC Financial Group                                       83,800     3,729,100
SLM Holding                                              254,100    10,735,725
SouthTrust                                                99,100     3,744,122
St. Paul                                                  59,000     1,987,563
T. Rowe Price Associates                                 240,000     8,850,000
Washington Mutual                                        202,440     5,263,440
------------------------------------------------------------------------------
                                                                   384,843,872
Buildings & Materials: 1.4%
------------------------------------------------------------------------------
American Standard *                                       77,900     3,573,663
Centex                                                   155,800     3,846,313
D.R. Horton                                              211,000     2,914,438
Kaufman & Broad Home                                     370,700     8,966,306
Martin Marietta Materials                                143,800     5,895,800
York International                                        85,600     2,348,650
------------------------------------------------------------------------------
                                                                    27,545,170
Business Services: 0.6%
------------------------------------------------------------------------------
Deluxe                                                   218,300     5,989,606
Ennis Business Forms                                     176,800     1,370,200
PAYCHEX                                                  129,600     5,179,950
------------------------------------------------------------------------------
                                                                    12,539,756
Cable, Media & Publishing: 6.6%
------------------------------------------------------------------------------
Dun & Bradstreet                                         474,700    14,003,650
Gannett                                                  276,100    22,519,406
Knight-Ridder *                                          222,900    13,262,550
McGraw-Hill                                              326,100    20,095,913
New York Times                                           408,150    20,050,369
Omnicom Group                                            237,700    23,770,000
R.H.Donnelley                                             94,940     1,791,993
Time Warner                                              100,400     7,272,725
Valassis Communications *                                131,850     5,570,663
------------------------------------------------------------------------------
                                                                   128,337,269

                                                       Number     Market
                                                       of Shares  Value
------------------------------------------------------------------------------
Chemicals: 0.7%
------------------------------------------------------------------------------
Avery Dennison                                           146,700  $ 10,690,763
Lubrizol                                                 115,300     3,559,888
------------------------------------------------------------------------------
                                                                    14,250,651
Computers & Technology: 23.7%
------------------------------------------------------------------------------
Adaptec *                                                181,800     9,061,594
Adobe Systems                                            298,200    20,053,950
American Power Conversion *                              547,100    14,412,666
Apple Computer *                                         227,700    23,403,291
BMC Software *                                           319,100    25,498,084
Cisco Systems *                                          601,300    64,395,472
Compaq Computer                                          276,600     7,485,488
Computer Associates International                        277,300    19,393,669
Compuware *                                              502,000    18,683,813
Comverse Technology*                                     173,500    25,108,703
Dell Computer *                                          558,500    28,466,047
Electronics Arts *                                       180,400    15,164,875
EMC *                                                    360,000    39,330,000
Gateway *                                                213,200    15,363,725
Lexmark International Group A *                          257,800    23,330,900
Microsoft *                                              925,700   108,046,547
Tech Data *                                              169,000     4,589,406
------------------------------------------------------------------------------
                                                                   461,788,230
Consumer Products: 1.3%
------------------------------------------------------------------------------
Avon Products *                                          312,200    10,302,600
Clorox                                                   202,600    10,205,975
Gillete                                                   81,800     3,369,138
United Stationers *                                       77,600     2,223,725
------------------------------------------------------------------------------
                                                                    26,101,438
Electronics & Electrical Equipment: 3.0%
------------------------------------------------------------------------------
Altera *                                                 245,500    12,167,594
Microchip Technology *                                   163,100    11,187,641
Sanmina *                                                184,100    18,340,963
Waters *                                                 308,200    16,334,600
------------------------------------------------------------------------------
                                                                    58,030,798
Energy: 2.1%
------------------------------------------------------------------------------
Apache                                                   164,700     6,083,606
Barrett Resources *                                      102,100     3,005,569
Enron                                                    581,400    25,799,625
Equitable Resources                                      101,900     3,400,913
Questar                                                  161,200     2,418,000
------------------------------------------------------------------------------
                                                                    40,707,713
Food, Beverage & Tobacco: 3.3%
------------------------------------------------------------------------------
Agribrands International *                                 7,260       333,960
Flowers Industries                                       315,000     5,020,313
General Mills                                            279,200     9,981,400
Interstate Bakeries                                      368,300     6,675,438
McCormick & Company                                      316,400     9,412,900
Quaker Oats                                              282,600    18,545,625
Ralston-Purina Group                                     217,800     6,071,175
Suiza Foods *                                            186,200     7,378,175
------------------------------------------------------------------------------
                                                                    63,418,986
Healthcare & Pharmaceuticals: 8.1%
------------------------------------------------------------------------------
Amgen *                                                  589,900    35,412,434
Bergen Brunswig Class A                                  612,404     5,090,608
Boston Scientific *                                      163,000     3,565,625
Cardinal Health                                          228,005    10,915,739
C.R.Bard                                                 329,400    17,458,200
Health Management Associates Class A *                   622,950     8,331,956
IVAX *                                                   117,800     3,033,350
Lilly (Eli)                                              125,400     8,339,100
Lincare Holdings A *                                     268,200     9,311,569
McKesson HBOC                                            519,408    11,719,143
Medtronic                                                708,364    25,811,014
Mylan Laboratories                                       698,300    17,588,431
Pacificare Health Systems *                                3,000       159,094
------------------------------------------------------------------------------
                                                                   156,736,263
Industrial Machinery: 1.2%
------------------------------------------------------------------------------
Illinois Tool Works                                      124,609     8,418,897
Ingersoll-Rand                                           272,700    15,015,544
------------------------------------------------------------------------------
                                                                    23,434,441

                            Social Awareness Fund 2

                                                       Number      Market
                                                       of Shares   Value
------------------------------------------------------------------------------
Leisure, Lodging & Entertainment: 1.3%
------------------------------------------------------------------------------
Brinker International *                                  483,200   $11,596,800
McDonald's                                               236,600     9,537,938
Walt Disney *                                            131,000     3,831,750
------------------------------------------------------------------------------
                                                                    24,966,488
Metals & Mining: 0.1%
------------------------------------------------------------------------------
Cleveland Cliffs Iron                                     20,600       641,175
Worthington Industries                                   114,000     1,884,563
------------------------------------------------------------------------------
                                                                     2,525,738
Packaging & Containers: 0.1%
------------------------------------------------------------------------------
Sealed Air *                                              47,000     2,435,188
------------------------------------------------------------------------------

Retail: 9.8%
------------------------------------------------------------------------------
Dollar Tree Stores *                                     344,500    16,675,953
Federated Department Stores *                            347,800    17,585,638
Gap                                                      475,375    21,867,250
Home Depot                                               441,750    30,287,484
Jostens                                                   83,300     2,025,231
Ross Stores                                              689,750    12,458,609
Safeway *                                                337,624    12,006,754
Staples *                                                397,800     8,229,488
Tiffany                                                  121,800    10,870,650
TJX                                                      608,500    12,436,219
Tupperware                                               144,400     2,445,775
Wal-Mart Stores                                          593,400    41,018,775
Zale *                                                    70,400     3,405,600
------------------------------------------------------------------------------
                                                                   191,313,426
Telecommunications: 11.9%
------------------------------------------------------------------------------
ALLTEL                                                   288,700    23,871,881
A T & T *                                                680,350    34,527,763
BellSouth *                                              714,300    33,438,169
CenturyTel                                               121,000     5,732,375
Corning                                                  245,300    31,628,369
MCI Worldcom *                                           285,450    15,137,770
SBC Communications                                       798,021    38,903,524
Tellabs *                                                349,600    22,429,025
U.S.West                                                 366,300    26,373,600
------------------------------------------------------------------------------
                                                                   232,042,476
Textiles, Apparel & Furniture: 0.6%
------------------------------------------------------------------------------
Tommy Hilfiger *                                         462,400    10,779,700
------------------------------------------------------------------------------

Transportation & Shipping: 1.5%
------------------------------------------------------------------------------
Alaska Air Group *                                       154,600     5,430,325
Delta Air Lines                                          143,000     7,123,188
Tidewater                                                161,100     5,799,600
UAL *                                                    129,200    10,021,075
------------------------------------------------------------------------------
                                                                    28,374,188
Utilities: 0.9%
------------------------------------------------------------------------------
DPL                                                      246,100     4,260,606
LG & E Energy                                             60,000     1,046,250
OGE Energy                                               446,100     8,475,900
Utilicorp United                                         154,900     3,010,856
------------------------------------------------------------------------------
                                                                    16,793,612

Total Common Stock: 98.1%
(Cost $1,257,978,622)                                            1,909,232,603
------------------------------------------------------------------------------

                                                     Par          Market
Money Market Instruments:                            Amount       Value
------------------------------------------------------------------------------
Associates Corporation North America
  4.00% 1/3/00                                       $ 6,100,000  $  6,100,000
Corporate Asset Funding
  6.06% 1/27/00                                        3,300,000     3,285,700
Merrill Lynch
  5.87% 1/18/00                                        8,400,000     8,376,716
  5.77% 1/19/00                                        9,000,000     8,974,125
Suntrust Bank
  6.52% 1/10/00                                       10,000,000     9,983,750
US Treasury Bill (+)
  5.06% 2/17/00                                          384,000       381,463
------------------------------------------------------------------------------

Total Money Market Instruments: 1.9%
(Cost $37,101,754)                                                $ 37,101,754
------------------------------------------------------------------------------

Total Investments: 100.0%
(Cost $1,295,080,376)                                            1,946,334,357
------------------------------------------------------------------------------
Other Assets Under Liabilities: (0.0%)                                (155,756)
------------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $44.292 per share
based on 43,939,948 shares
issued and outstanding)                                         $1,946,178,601
------------------------------------------------------------------------------
Components of Net Assets at December 31, 1999:
------------------------------------------------------------------------------
Common Stock, par value $.01 per share,
100,000,000 authorized shares                                   $      439,399
Paid in capital in excess of par value of shares issued          1,147,815,431
Undistributed net investment income                                  1,414,566
Accumulated net realized gain on
investments and futures contracts                                  144,785,586
Net unrealized appreciation of
investments and futures contracts                                  651,723,619
------------------------------------------------------------------------------
Total Net Assets                                                $1,946,178,601
------------------------------------------------------------------------------

+ Fully or partially pledged as collateral for open futures contracts.
* Non-income producing security.

See accompanying notes to financial statements.

                            Social Awareness Fund 3

Lincoln National Social Awareness Fund, Inc.
Statement of Operations
Year ended December 31, 1999


Investment income:
 Dividends                                                        $19,694,616
------------------------------------------------------------------------------
 Interest                                                           2,220,406
------------------------------------------------------------------------------
  Total investment income                                          21,915,022
------------------------------------------------------------------------------

Expenses:
 Management fees                                                    6,167,750
------------------------------------------------------------------------------
 Accounting fees                                                      652,021
------------------------------------------------------------------------------
 Printing and postage                                                 134,502
------------------------------------------------------------------------------
 Legal fees                                                            54,279
------------------------------------------------------------------------------
 Custody fees                                                          35,537
------------------------------------------------------------------------------
 Directors fees                                                         4,200
------------------------------------------------------------------------------
 Other                                                                115,344
------------------------------------------------------------------------------
                                                                    7,163,633
------------------------------------------------------------------------------
 Less expenses paid indirectly                                        (12,747)
------------------------------------------------------------------------------
  Total expenses                                                    7,150,886
------------------------------------------------------------------------------
Net investment income                                              14,764,136
------------------------------------------------------------------------------

Net realized and unrealized gain on investments and
futures contracts:
------------------------------------------------------------------------------
 Net realized gain on investment transactions                     144,028,921
------------------------------------------------------------------------------
 Net realized gain on future contracts                              1,387,465
------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
  of investments and futures contracts                            108,381,735
------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
futures contracts                                                 253,798,121
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $268,562,257
------------------------------------------------------------------------------


Statements of Changes in Net Assets


                                                   Year ended      Year ended
                                                   12/31/99        12/31/98
                                                   -----------------------------
Changes from operations:
 Net investment income                             $ 14,764,136    $ 17,415,758
--------------------------------------------------------------------------------
 Net realized gain on investment transactions
 and futures contracts                              145,416,386      75,145,967
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
  of investments and futures contracts              108,381,735     185,333,835
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           268,562,257     277,895,560
--------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                              (13,349,570)    (27,514,961)
--------------------------------------------------------------------------------
 Net realized gain on investment transactions       (75,921,751)    (54,631,990)
--------------------------------------------------------------------------------
  Total distributions to shareholders               (89,271,321)    (82,146,951)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions          (101,343,266)    416,987,975
--------------------------------------------------------------------------------
 Total increase in net assets                        77,947,670     612,736,584
--------------------------------------------------------------------------------

Net Assets, beginning of year                     1,868,230,931   1,255,494,347
--------------------------------------------------------------------------------
Net Assets, end of year                          $1,946,178,601  $1,868,230,931
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Social Awareness Fund 4

Lincoln National Social Awareness Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                           Year ended December 31,
                                           1999        1998        1997        1996      1995
                                           -------------------------------------------------------
Net asset value, beginning of year         $   40.283  $   35.657  $   27.316  $ 22.590  $ 16.642

Income from investment operations:
   Net investment income(2)                     0.319       0.367       0.364     0.389     0.432
   Net realized and unrealized gain
      on investments and futures contracts      5.649       6.414       9.447     5.748     6.491
                                           -------------------------------------------------------
   Total from investment operations             5.968       6.781       9.811     6.137     6.923
                                           -------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income        (0.296)     (0.672)          -    (0.389)   (0.432)
   Distributions from net realized gain on
       investment transactions                 (1.663)     (1.483)     (1.470)   (1.022)   (0.543)
                                           -------------------------------------------------------
   Total dividends and distributions           (1.959)     (2.155)     (1.470)   (1.411)   (0.975)
                                           -------------------------------------------------------
Net asset value, end of year               $   44.292  $   40.283  $   35.657  $ 27.316  $ 22.590
                                           -------------------------------------------------------

Total Return(1)                                 15.44%      19.89%      37.53%    28.94%    42.83%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.38%       0.38%       0.41%     0.46%     0.50%
   Ratio of net investment income
       to average net assets                     0.79%       1.10%       1.37%     1.58%     2.21%
   Portfolio Turnover                           23.77%      37.55%      34.84%    45.90%    54.02%
   Net assets, end of year (000 omitted)   $1,946,179  $1,868,231  $1,255,494  $636,595  $297,983

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Per share information for the years ended December 31, 1999 & 1998 were based on the average shares outstanding method.

See accompanying notes to financial statements.

                            Social Awareness Fund 5

Lincoln National Social Awareness Fund, Inc.

Notes to Financial Statements

December 31, 1999

The Fund: Lincoln National Social Awareness Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies, which adhere to certain specific social criteria.

1.       Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1999, the custodial fees offset arrangements amounted to $12,747.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.


                            Social Awareness Fund 6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1999 are as follows:

         Aggregate     Aggregate     Gross         Gross          Net
         Cost of       Proceeds      Unrealized    Unrealized     Unrealized
         Purchases     From Sales    Appreciation  Depreciation   Appreciation
         ---------------------------------------------------------------------
         $433,953,261  $576,325,800  $772,176,720  $(120,922,739) $651,253,981

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchanged traded. The Fund bears the market risk that arise from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin." The market value of investments pledged to cover margin requirements for open positions at December 31, 1999 was $381,463. The unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Financial futures contracts open at December 31, 1999 were as follows:

                                         Notional     Expiration  Unrealized
         Contracts                       Cost Amount  Date        Gain
         ---------------------------------------------------------------------
         18 Russell 1000 Index Contracts $13,489,362  March 2000  $469,638

5. Summary of Changes From Capital Share Transactions

                                                Shares Issued Upon                                  Net Increase (Decrease)
                      Capital                   Reinvestment of         Capital Shares              Resulting From Capital
                      Shares Sold               Dividends               Redeemed                    Share Transactions
         ----------------------------------------------------------------------------------------------------------------------
                      Shares      Amount        Shares     Amount       Shares       Amount         Shares       Amount
         ----------------------------------------------------------------------------------------------------------------------
Year ended
  December 31, 1999:   2,357,528  $ 95,474,682  2,261,344  $89,271,321  (7,056,003)  $(286,089,269) (2,437,131)  $(101,343,266)
Year ended
  December 31, 1998:  10,472,068   390,645,188  2,315,866   82,146,951  (1,621,323)    (55,804,164) 11,166,611     416,987,975

6. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

                            Social Awareness Fund 7

Lincoln National Social Awareness Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Social Awareness Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Social Awareness Fund, Inc. (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Social Awareness Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 4, 2000



                            Social Awareness Fund 8